Form N-1A Cover	Jul. 19, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 19, 2024
Prospectus Date	Dec. 29, 2023
Supplement to Prospectus [Text Block]

July 19, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

Effective immediately, the Trust's board has approved the addition of an affiliated underlying fund as an investment option within the Small Cap and Mid Cap Equities asset class of BNY Mellon Asset Allocation Fund.

***